Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)		3 Months Ended		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
REVENUES		$ 207,371	$ 13,463,895	$ 22,066,829	$ 69,408,319
COST OF REVENUES		(35,199)	(13,301,261)	(21,250,767)	(68,885,035)
GROSS PROFIT		172,172	162,634	816,062	523,284
SELLING		(77,746)	(761,703)	(1,760,921)	(4,721,723)
GENERAL AND ADMINISTRATIVE		(788,894)	(1,237,167)	(4,511,488)	(4,670,030)
RESEARCH AND DEVELOPMENT		(47,209)	(82,392)	(513,524)	(549,065)
STOCK-BASED COMPENSATION		(70,000)		(93,111)	(819,332)
TOTAL OPERATING EXPENSES		(983,849)	(2,081,262)	(6,879,044)	(10,760,150)
LOSS FROM OPERATIONS		(811,677)	(1,918,628)	(6,062,982)	(10,236,866)
OTHER (EXPENSE) INCOME
Other (expense) income, net		1,379	28,400	102,514	(7,937)
Interest expense		(1,511)	(47,849)	(74,920)	(95,242)
Fair value loss on marketable securities				(828,367)
Other income from software developing service, net of cost				675,131
Unrealized holding loss on marketable securities		(127,507)	60,172	(828,367)
Amortization of debt discount			(238,882)	(358,284)	(1,290,050)
TOTAL OTHER EXPENSE, NET		(127,639)	(198,159)	(483,926)	(1,393,229)
LOSS BEFORE INCOME TAXES		(939,316)	(2,116,787)	(6,546,908)	(11,630,095)
PROVISION FOR INCOME TAXES		(11,391)	(14,925)	(39,715)	(97,616)
NET LOSS		(950,707)	(2,131,712)	(6,586,623)	(11,727,711)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments		(59,145)	43	411,580	(271,141)
COMPREHENSIVE LOSS		$ (1,009,852)	$ (2,131,669)	$ (6,175,043)	$ (11,998,852)
LOSS PER SHARE
Basic (in Dollars per share)	[1]	$ (0.35)	$ (7.83)	$ (7.67)	$ (49.18)
Diluted (in Dollars per share)	[1]	$ (0.35)	$ (7.83)	$ (7.67)	$ (49.18)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
Basic (in Shares)	[1]	2,697,709	272,159	858,672	238,457
Diluted (in Shares)	[1]	2,697,709	272,159	858,672	238,457

[1]	Giving retroactive effect to the 1-for-70 reverse stock split effected on February 27, 2024